Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of accounts receivable

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	739,252	578,591	83,109
Allowance for doubtful accounts	(83,991)	(109,315)	(15,702)

Accounts re ceivable , net	655,261	469,276	67,407